Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables and Other Current Assets
The detail of receivables and other current assets of the Telefónica Group at December 31, 2019 and December 31, 2018 is as follows:

Millions of euros	12/31/2019	12/31/2018
Receivables (Note 16)	8,752	8,419
Trade receivables	10,969	10,666
Impairment of trade receivables	(2,798)	(2,657)
Receivables from associates and joint ventures (Note 10)	37	33
Other receivables	544	377
Other current assets	2,033	2,160
Contractual assets (Note 23)	351	341
Capitalized costs (Note 23)	625	566
Prepayments	1,057	1,253
Total	10,785	10,579

Schedule of Impairment of Trade Receivables
The movement in impairment of trade receivables in 2019 and 2018 is as follows:

Millions of euros
Impairment provision at December 31, 2017	2,563
Adjustment on initial application of IFRS 9	126
Allowances	853
Inclusion of companies	(10)
Amounts applied	(768)
Translation differences and other	(107)
Impairment provision at December 31, 2018	2,657
Allowances	1,022
Transfers	(30)
Amounts applied	(848)
Translation differences and other	(3)
Impairment provision at December 31, 2019	2,798

Schedule of Accounts Receivable Balances
The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2019 and 2018 is as follows:

Millions of euros	12/31/2019		12/31/2018
	Trade receivables	Impairment	Trade receivables	Impairment
Trade receivables pending billing	2,680	(19)	2,682	(25)
Amount not overdue invoiced	3,978	(242)	3,508	(195)
Less than 90 days	1,299	(195)	1,532	(164)
Between 90 and 180 days	504	(201)	519	(168)
Between 180 and 360 days	602	(440)	364	(212)
More than 360 days	1,906	(1,701)	2,061	(1,893)
Total	10,969	(2,798)	10,666	(2,657)